Distribution Date:	11/17/23	BANK 2018-BNK14
Determination Date:	11/13/23
Next Distribution Date:	12/15/23
Record Date:	10/31/23	Commercial Mortgage Pass-Through Certificates
Series 2018-BNK14
Revision
The DDST was updated to include correct page numbers on the table of contents

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	14-16		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	17-19	Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	20		General	(305) 229-6465
Historical Detail	21		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Delinquency Loan Detail	22	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	23		David Rodgers	(212) 310-9821
Specially Serviced Loan Detail - Part 1	24		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	25	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	26		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	27				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	29
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	30
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06035RAN6	3.277000%	53,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06035RAP1	4.128000%	111,800,000.00	44,198,689.51	58,589.39	152,043.49	0.00	0.00	210,632.88	44,140,100.12	33.09%	30.00%
A-SB	06035RAQ9	4.185000%	46,900,000.00	46,800,255.36	1,031,802.61	163,215.89	0.00	0.00	1,195,018.50	45,768,452.75	33.09%	30.00%
A-3	06035RAR7	3.966000%	313,000,000.00	313,000,000.00	0.00	1,034,465.00	0.00	0.00	1,034,465.00	313,000,000.00	33.09%	30.00%
A-4	06035RAS5	4.231000%	391,921,000.00	391,921,000.00	0.00	1,381,848.13	0.00	0.00	1,381,848.13	391,921,000.00	33.09%	30.00%
A-S	06035RAU0	4.481000%	155,616,000.00	155,616,000.00	0.00	581,096.08	0.00	0.00	581,096.08	155,616,000.00	19.99%	18.13%
B	06035RAV8	4.737638%	47,505,000.00	47,505,000.00	0.00	187,551.26	0.00	0.00	187,551.26	47,505,000.00	16.00%	14.50%
C	06035RAW6	4.764638%	49,142,000.00	49,142,000.00	0.00	195,119.88	0.00	0.00	195,119.88	49,142,000.00	11.86%	10.75%
D	06035RAX4	3.000000%	32,761,000.00	32,761,000.00	0.00	81,902.50	0.00	0.00	81,902.50	32,761,000.00	9.10%	8.25%
E	06035RAZ9	3.000000%	24,571,000.00	24,571,000.00	0.00	61,427.50	0.00	0.00	61,427.50	24,571,000.00	7.03%	6.38%
F	06035RBB1	3.940000%	26,210,000.00	26,210,000.00	0.00	86,056.17	0.00	0.00	86,056.17	26,210,000.00	4.83%	4.38%
G	06035RBD7	3.940000%	13,104,000.00	13,104,000.00	0.00	43,024.80	0.00	0.00	43,024.80	13,104,000.00	3.72%	3.38%
H*	06035RBF2	3.940000%	44,228,600.00	44,228,600.00	0.00	133,112.72	0.00	0.00	133,112.72	44,228,600.00	0.00%	0.00%
V	06035RAK2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06035RAL0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2HRED5	4.764638%	68,971,505.34	62,581,976.12	57,389.05	247,846.66	0.00	0.00	305,235.71	62,524,587.07	0.00%	0.00%
Regular SubTotal			1,379,430,105.34	1,251,639,520.99	1,147,781.05	4,348,710.08	0.00	0.00	5,496,491.13	1,250,491,739.94

X-A	06035RBH8	0.646276%	917,321,000.00	795,919,944.87	0.00	428,653.10	0.00	0.00	428,653.10	794,829,552.87
X-B	06035RAT3	0.180055%	252,263,000.00	252,263,000.00	0.00	37,851.09	0.00	0.00	37,851.09	252,263,000.00
X-D	06035RAA4	1.764638%	57,332,000.00	57,332,000.00	0.00	84,308.54	0.00	0.00	84,308.54	57,332,000.00
X-F	06035RAC0	0.824638%	26,210,000.00	26,210,000.00	0.00	18,011.48	0.00	0.00	18,011.48	26,210,000.00
X-G	06035RAE6	0.824638%	13,104,000.00	13,104,000.00	0.00	9,005.05	0.00	0.00	9,005.05	13,104,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	06035RAG1	0.824638%	44,228,600.00	44,228,600.00	0.00	30,393.84	0.00	0.00	30,393.84	44,228,600.00
Notional SubTotal			1,310,458,600.00	1,189,057,544.87	0.00	608,223.10	0.00	0.00	608,223.10	1,187,967,152.87

Deal Distribution Total					1,147,781.05	4,956,933.18	0.00	0.00	6,104,714.23

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06035RAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06035RAP1	395.33711547	0.52405537	1.35995966	0.00000000	0.00000000	0.00000000	0.00000000	1.88401503	394.81306011
A-SB	06035RAQ9	997.87324861	22.00005565	3.48008294	0.00000000	0.00000000	0.00000000	0.00000000	25.48013859	975.87319296
A-3	06035RAR7	1,000.00000000	0.00000000	3.30500000	0.00000000	0.00000000	0.00000000	0.00000000	3.30500000	1,000.00000000
A-4	06035RAS5	1,000.00000000	0.00000000	3.52583334	0.00000000	0.00000000	0.00000000	0.00000000	3.52583334	1,000.00000000
A-S	06035RAU0	1,000.00000000	0.00000000	3.73416667	0.00000000	0.00000000	0.00000000	0.00000000	3.73416667	1,000.00000000
B	06035RAV8	1,000.00000000	0.00000000	3.94803200	0.00000000	0.00000000	0.00000000	0.00000000	3.94803200	1,000.00000000
C	06035RAW6	1,000.00000000	0.00000000	3.97053193	0.00000000	0.00000000	0.00000000	0.00000000	3.97053193	1,000.00000000
D	06035RAX4	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	06035RAZ9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	06035RBB1	1,000.00000000	0.00000000	3.28333346	0.00000000	0.00000000	0.00000000	0.00000000	3.28333346	1,000.00000000
G	06035RBD7	1,000.00000000	0.00000000	3.28333333	0.00000000	0.00000000	0.00000000	0.00000000	3.28333333	1,000.00000000
H	06035RBF2	1,000.00000000	0.00000000	3.00965258	0.27368060	16.31158707	0.00000000	0.00000000	3.00965258	1,000.00000000
V	06035RAK2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06035RAL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2HRED5	907.35987001	0.83206898	3.59346456	0.00923686	0.55972796	0.00000000	0.00000000	4.42553354	906.52780104

Notional Certificates
X-A	06035RBH8	867.65695419	0.00000000	0.46728800	0.00000000	0.00000000	0.00000000	0.00000000	0.46728800	866.46828413
X-B	06035RAT3	1,000.00000000	0.00000000	0.15004614	0.00000000	0.00000000	0.00000000	0.00000000	0.15004614	1,000.00000000
X-D	06035RAA4	1,000.00000000	0.00000000	1.47053199	0.00000000	0.00000000	0.00000000	0.00000000	1.47053199	1,000.00000000
X-F	06035RAC0	1,000.00000000	0.00000000	0.68719878	0.00000000	0.00000000	0.00000000	0.00000000	0.68719878	1,000.00000000
X-G	06035RAE6	1,000.00000000	0.00000000	0.68719857	0.00000000	0.00000000	0.00000000	0.00000000	0.68719857	1,000.00000000
X-H	06035RAG1	1,000.00000000	0.00000000	0.68719878	0.00000000	0.00000000	0.00000000	0.00000000	0.68719878	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	10/01/23 - 10/30/23	30	0.00	152,043.49	0.00	152,043.49	0.00	0.00	0.00	152,043.49	0.00
A-SB	10/01/23 - 10/30/23	30	0.00	163,215.89	0.00	163,215.89	0.00	0.00	0.00	163,215.89	0.00
A-3	10/01/23 - 10/30/23	30	0.00	1,034,465.00	0.00	1,034,465.00	0.00	0.00	0.00	1,034,465.00	0.00
A-4	10/01/23 - 10/30/23	30	0.00	1,381,848.13	0.00	1,381,848.13	0.00	0.00	0.00	1,381,848.13	0.00
X-A	10/01/23 - 10/30/23	30	0.00	428,653.10	0.00	428,653.10	0.00	0.00	0.00	428,653.10	0.00
X-B	10/01/23 - 10/30/23	30	0.00	37,851.09	0.00	37,851.09	0.00	0.00	0.00	37,851.09	0.00
X-D	10/01/23 - 10/30/23	30	0.00	84,308.54	0.00	84,308.54	0.00	0.00	0.00	84,308.54	0.00
X-F	10/01/23 - 10/30/23	30	0.00	18,011.48	0.00	18,011.48	0.00	0.00	0.00	18,011.48	0.00
X-G	10/01/23 - 10/30/23	30	0.00	9,005.05	0.00	9,005.05	0.00	0.00	0.00	9,005.05	0.00
X-H	10/01/23 - 10/30/23	30	0.00	30,393.84	0.00	30,393.84	0.00	0.00	0.00	30,393.84	0.00
A-S	10/01/23 - 10/30/23	30	0.00	581,096.08	0.00	581,096.08	0.00	0.00	0.00	581,096.08	0.00
B	10/01/23 - 10/30/23	30	0.00	187,551.26	0.00	187,551.26	0.00	0.00	0.00	187,551.26	0.00
C	10/01/23 - 10/30/23	30	0.00	195,119.88	0.00	195,119.88	0.00	0.00	0.00	195,119.88	0.00
D	10/01/23 - 10/30/23	30	0.00	81,902.50	0.00	81,902.50	0.00	0.00	0.00	81,902.50	0.00
E	10/01/23 - 10/30/23	30	0.00	61,427.50	0.00	61,427.50	0.00	0.00	0.00	61,427.50	0.00
F	10/01/23 - 10/30/23	30	0.00	86,056.17	0.00	86,056.17	0.00	0.00	0.00	86,056.17	0.00
G	10/01/23 - 10/30/23	30	0.00	43,024.80	0.00	43,024.80	0.00	0.00	0.00	43,024.80	0.00
H	10/01/23 - 10/30/23	30	707,012.79	145,217.24	0.00	145,217.24	12,104.51	0.00	0.00	133,112.72	721,438.66
RR Interest	10/01/23 - 10/30/23	30	37,818.04	248,483.74	0.00	248,483.74	637.08	0.00	0.00	247,846.66	38,605.28
Totals			744,830.83	4,969,674.78	0.00	4,969,674.78	12,741.59	0.00	0.00	4,956,933.18	760,043.94

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	6,104,714.23
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,990,826.02	Master Servicing Fee	13,428.81
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,375.25
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	538.52
ARD Interest	0.00	Operating Advisor Fee	1,281.68
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	236.95
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,990,826.02	Total Fees	21,151.21

Principal		Expenses/Reimbursements
Scheduled Principal	1,147,781.05	Reimbursement for Interest on Advances	179.84
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,015.78
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,545.98
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,147,781.05	Total Expenses/Reimbursements	12,741.60

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,956,933.18
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,147,781.05
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,104,714.23
Total Funds Collected	6,138,607.07	Total Funds Distributed	6,138,607.04

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,251,639,522.45	1,251,639,522.45	Beginning Certificate Balance	1,251,639,520.99
(-) Scheduled Principal Collections	1,147,781.05	1,147,781.05	(-) Principal Distributions	1,147,781.05
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,250,491,741.40	1,250,491,741.40	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,253,088,610.94	1,253,088,610.94	Ending Certificate Balance	1,250,491,739.94
Ending Actual Collateral Balance	1,252,012,830.46	1,252,012,830.46

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(1.46)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(1.46)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.76%
			UC / (OC) Interest	(0.01)
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	9,215,073.17	0.74%	58	5.1550	NAP	Defeased	1	9,215,073.17	0.74%	58	5.1550	NAP
10,000,000 or less	30	132,997,823.24	10.64%	55	4.7243	1.596684	1.40 or less	22	246,419,565.01	19.71%	45	4.9185	1.194825
10,000,001 to 20,000,000	15	230,140,239.27	18.40%	56	4.6654	2.052638	1.41 to 1.60	6	63,613,697.51	5.09%	57	4.6854	1.527924
20,000,001 to 30,000,000	2	57,198,586.66	4.57%	55	4.2773	2.324292	1.61 to 1.80	9	264,295,722.20	21.14%	56	4.8461	1.727714
30,000,001 to 40,000,000	5	181,045,773.39	14.48%	57	4.7996	1.842085	1.81 to 2.00	3	104,433,386.53	8.35%	57	4.8856	1.886919
40,000,001 to 55,000,000	7	341,755,209.94	27.33%	49	4.5826	2.033897	2.01 to 2.20	6	136,836,689.17	10.94%	57	4.4262	2.109175
55,000,001 or greater	4	298,139,035.73	23.84%	57	4.5809	2.238682	2.21 or greater	17	425,677,607.81	34.04%	56	4.3242	2.771602
Totals	64	1,250,491,741.40	100.00%	54	4.6342	2.022722	Totals	64	1,250,491,741.40	100.00%	54	4.6342	2.022722
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	9,215,073.17	0.74%	58	5.1550	NAP	Texas	9	24,950,367.33	2.00%	58	4.7111	1.805527
Arizona	5	80,708,887.18	6.45%	57	4.6971	2.438028	Utah	1	2,890,268.96	0.23%	57	4.9800	3.180600
California	11	219,307,525.16	17.54%	57	4.7733	1.978699	Washington	1	1,437,821.00	0.11%	58	4.4200	2.119800
Connecticut	1	2,796,871.68	0.22%	58	4.4850	1.509900	Washington, DC	2	4,585,915.47	0.37%	56	4.2850	1.792400
Florida	12	158,848,619.26	12.70%	56	4.3190	2.184881	Wisconsin	1	2,893,073.00	0.23%	58	5.1500	1.685500
Georgia	3	21,817,284.71	1.74%	56	4.9853	1.488571	Totals	128	1,250,491,741.40	100.00%	54	4.6342	2.022722
Hawaii	1	46,463,263.31	3.72%	(2)	5.7200	1.399600
									Property Type³
Illinois	6	90,556,960.20	7.24%	57	4.9228	1.540479
Indiana	1	11,196,839.71	0.90%	54	5.1500	1.733100		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Iowa	2	7,008,432.83	0.56%	58	5.2258	1.744843		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	4	6,779,036.00	0.54%	58	5.1500	1.685500	Defeased	1	9,215,073.17	0.74%	58	5.1550	NAP
Maine	1	2,539,271.00	0.20%	58	4.4200	2.119800	Lodging	32	216,310,702.35	17.30%	44	5.0917	1.927867
Maryland	2	3,543,587.00	0.28%	58	5.1500	1.685500	Mixed Use	5	30,850,353.78	2.47%	56	4.5006	2.047335
Massachusetts	1	12,880,281.63	1.03%	56	4.2850	1.792400	Mobile Home Park	2	2,451,418.88	0.20%	56	5.5910	2.030600
Michigan	4	18,655,702.00	1.49%	57	4.3585	1.568821	Multi-Family	20	139,775,250.20	11.18%	57	4.6303	1.302672
Minnesota	2	25,467,000.00	2.04%	57	4.6766	2.062943	Office	11	290,206,001.10	23.21%	56	4.5850	1.997129
Mississippi	1	3,868,844.00	0.31%	58	5.1500	1.685500	Retail	44	514,888,508.72	41.17%	56	4.4735	2.228641
Missouri	6	22,130,340.97	1.77%	58	4.9554	1.686351	Self Storage	13	46,794,432.96	3.74%	58	4.5399	1.842593
New Jersey	3	85,332,490.62	6.82%	58	4.8049	1.902493	Totals	128	1,250,491,741.40	100.00%	54	4.6342	2.022722
New York	24	252,681,112.43	20.21%	55	4.0434	2.372130
North Carolina	5	9,331,989.00	0.75%	58	4.8294	2.775248
Ohio	6	35,998,984.43	2.88%	56	5.0666	1.557711
Oklahoma	2	3,286,805.00	0.26%	58	5.1500	1.685500
Pennsylvania	6	53,000,831.46	4.24%	57	4.9894	1.603033
Tennessee	4	30,318,262.66	2.42%	54	4.7959	1.774057

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	9,215,073.17	0.74%	58	5.1550	NAP	Defeased	1	9,215,073.17	0.74%	58	5.1550	NAP
	4.4999% or less	27	509,019,398.34	40.71%	56	4.1706	2.274391	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	24	488,668,746.02	39.08%	57	4.7826	1.955002	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	12	243,588,523.87	19.48%	45	5.2854	1.644879	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	64	1,250,491,741.40	100.00%	54	4.6342	2.022722	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	63	1,241,276,668.23	99.26%	54	4.6303	2.025118
								Totals	64	1,250,491,741.40	100.00%	54	4.6342	2.022722
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	9,215,073.17	0.74%	58	5.1550	NAP	Defeased	1	9,215,073.17	0.74%	58	5.1550	NAP
	61 months or less	63	1,241,276,668.23	99.26%	54	4.6303	2.025118	Interest Only	24	740,049,700.00	59.18%	57	4.4668	2.248983
62 months to 71 months		0	0.00	0.00%	0	0.0000	0.000000	296 months or less	15	177,893,360.98	14.23%	55	4.7619	1.453603
	72 months or greater	0	0.00	0.00%	0	0.0000	0.000000	297 months to 300 months	19	303,413,873.92	24.26%	48	4.9656	1.884005
	Totals	64	1,250,491,741.40	100.00%	54	4.6342	2.022722	301 months to 478 months	5	19,919,733.33	1.59%	58	4.4236	0.961502
								479 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	64	1,250,491,741.40	100.00%	54	4.6342	2.022722
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	9,215,073.17	0.74%	58	5.1550	NAP			No outstanding loans in this group
Underwriter's Information		3	74,021,917.22	5.92%	56	4.0347	2.739664
	12 months or less	56	1,153,712,972.67	92.26%	54	4.6671	1.977020
	13 months to 24 months	2	8,090,985.09	0.65%	57	5.0092	2.756726
	25 months or greater	2	5,450,793.25	0.44%	57	4.3761	1.415902
	Totals	64	1,250,491,741.40	100.00%	54	4.6342	2.022722
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300801824	RT	New York	NY	Actual/360	3.871%	333,366.25	0.00	0.00	N/A	07/01/28	--	100,000,000.00	100,000,000.00	11/01/23
2	310731012	RT	Aventura	FL	Actual/360	4.121%	177,442.71	0.00	0.00	N/A	07/01/28	--	50,000,000.00	50,000,000.00	11/01/23
2A	310946572				Actual/360	4.121%	177,442.71	0.00	0.00	N/A	07/01/28	--	50,000,000.00	50,000,000.00	11/01/23
3	310945548	OF	Saddle Brook	NJ	Actual/360	4.825%	313,510.26	0.00	0.00	N/A	09/11/28	--	75,450,000.00	75,450,000.00	11/11/23
5	310946687	LO	Various	Various	Actual/360	5.150%	288,256.94	0.00	0.00	N/A	09/11/28	--	65,000,000.00	65,000,000.00	11/11/23
6	1853052	OF	Downers Grove	IL	Actual/360	4.850%	241,312.46	91,133.39	0.00	N/A	08/01/28	--	57,780,169.12	57,689,035.73	11/01/23
7	300801830	RT	Various	Various	Actual/360	4.420%	195,768.09	0.00	0.00	N/A	09/01/28	--	51,435,200.00	51,435,200.00	11/01/23
8	1853712	MF	Tracy	CA	Actual/360	4.780%	207,863.61	0.00	0.00	N/A	08/01/28	--	50,500,000.00	50,500,000.00	11/01/23
9	453011949	Various Various		Various	Actual/360	4.285%	169,652.74	0.00	0.00	N/A	07/07/28	--	45,978,082.78	45,978,082.78	11/07/23
9A	453011973				Actual/360	4.285%	14,840.32	0.00	0.00	N/A	07/07/28	--	4,021,917.22	4,021,917.22	11/07/23
10	310946156	OF	New York	NY	Actual/360	3.768%	97,340.00	0.00	0.00	N/A	06/11/28	--	30,000,000.00	30,000,000.00	11/11/23
10A	310946157				Actual/360	3.768%	64,893.33	0.00	0.00	N/A	06/11/28	--	20,000,000.00	20,000,000.00	11/11/23
11	300801790	LO	Phoenix	AZ	Actual/360	4.696%	191,861.09	67,337.62	0.00	N/A	07/01/28	--	47,446,001.47	47,378,663.85	11/01/23
12	310946337	LO	Hilo	HI	Actual/360	5.720%	229,161.16	61,673.07	0.00	N/A	09/11/23	--	46,524,936.38	46,463,263.31	11/11/21
13	300801831	SS	Various	Various	Actual/360	4.485%	149,458.37	94,733.45	0.00	09/01/28	09/01/43	--	38,698,897.45	38,604,164.00	11/01/23
14	320491114	OF	Los Angeles	CA	Actual/360	4.465%	153,794.44	0.00	0.00	N/A	09/01/28	--	40,000,000.00	40,000,000.00	11/01/23
15	1751324	RT	Bridgeville	PA	Actual/360	5.190%	158,344.81	39,112.78	0.00	N/A	08/01/28	--	35,430,499.39	35,391,386.61	11/01/23
16	453011912	RT	Chino Hills	CA	Actual/360	5.175%	155,968.75	0.00	0.00	N/A	06/01/28	--	35,000,000.00	35,000,000.00	11/01/23
17	453011978	LO	Various	Various	Actual/360	4.755%	131,442.11	51,239.95	0.00	N/A	09/01/28	--	32,101,462.73	32,050,222.78	11/01/23
18	310945579	RT	Franklin	TN	30/360	4.839%	109,872.81	48,234.77	0.00	N/A	05/11/28	--	27,246,821.43	27,198,586.66	11/11/23
19	453011954	OF	New York	NY	Actual/360	3.585%	16,348.37	419,550.03	0.00	N/A	08/08/24	--	5,295,734.46	4,876,184.43	11/08/23
20	470110810	MF	New York	NY	Actual/360	4.380%	71,562.68	28,353.36	0.00	N/A	09/01/28	--	18,973,754.94	18,945,401.58	11/01/23
21	310945432	OF	San Diego	CA	Actual/360	4.670%	77,964.68	0.00	0.00	N/A	08/11/28	--	19,387,500.00	19,387,500.00	11/11/23
22	1852377	RT	Encino	CA	Actual/360	4.665%	74,316.04	0.00	0.00	N/A	07/01/28	--	18,500,000.00	18,500,000.00	11/01/23
23	310945085	RT	Jacksonville	FL	Actual/360	4.605%	73,161.94	0.00	0.00	N/A	07/11/28	--	18,450,000.00	18,450,000.00	11/11/23
24	320491124	RT	Cincinnati	OH	Actual/360	5.280%	72,778.94	23,711.18	0.00	N/A	05/01/28	--	16,007,097.71	15,983,386.53	11/01/23
25	310944346	LO	Roseville	CA	Actual/360	4.970%	70,462.19	20,486.05	0.00	N/A	08/11/28	--	16,464,196.75	16,443,710.70	11/11/23
26	310942574	RT	Schaumburg	IL	Actual/360	4.885%	68,482.25	17,877.66	0.00	N/A	09/11/28	--	16,279,994.67	16,262,117.01	11/11/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	300801826	OF	Peoria	AZ	Actual/360	4.706%	54,787.62	15,549.65	0.00	N/A	08/01/28	--	13,519,833.39	13,504,283.74	11/01/23
28	1852503	RT	Sterling Heights	MI	Actual/360	4.335%	50,394.38	0.00	0.00	N/A	07/01/28	--	13,500,000.00	13,500,000.00	11/01/23
29	320491129	RT	Coon Rapids	MN	Actual/360	4.750%	53,173.61	0.00	0.00	N/A	08/01/28	--	13,000,000.00	13,000,000.00	11/01/23
30	320491130	RT	Arden Hills	MN	Actual/360	4.600%	49,383.17	0.00	0.00	N/A	08/01/28	--	12,467,000.00	12,467,000.00	11/01/23
31	1852253	OF	San Francisco	CA	Actual/360	5.141%	53,123.67	0.00	0.00	N/A	08/01/28	--	12,000,000.00	12,000,000.00	11/01/23
32	610944439	RT	Avon	IN	Actual/360	5.150%	49,724.93	15,798.22	0.00	N/A	05/11/28	--	11,212,637.93	11,196,839.71	11/11/23
33	470108590	MF	Briarwood	NY	Actual/360	4.520%	40,868.33	0.00	0.00	N/A	09/01/28	--	10,500,000.00	10,500,000.00	11/01/23
34	300801781	LO	Newnan	GA	Actual/360	4.930%	38,190.44	21,138.59	0.00	N/A	06/01/28	--	8,995,980.30	8,974,841.71	11/01/23
35	1852167	MF	New Albany	OH	Actual/360	4.985%	40,956.22	12,634.31	0.00	N/A	09/01/28	--	9,541,035.65	9,528,401.34	11/01/23
36	310945364	LO	Raleigh	NC	Actual/360	5.155%	40,966.63	13,666.80	0.00	N/A	09/11/28	--	9,228,739.97	9,215,073.17	11/11/23
37	320491137	RT	Mesa	AZ	Actual/360	4.680%	39,981.23	11,477.82	0.00	N/A	08/01/28	--	9,920,901.37	9,909,423.55	11/01/23
38	1852981	OF	Chamblee	GA	Actual/360	4.975%	39,616.55	0.00	0.00	N/A	07/01/28	--	9,247,500.00	9,247,500.00	11/01/23
39	1853370	MF	Chicago	IL	Actual/360	5.285%	35,030.43	10,428.20	0.00	N/A	07/01/28	--	7,697,351.66	7,686,923.46	10/01/23
40	300801783	OF	Beavercreek	OH	Actual/360	4.987%	31,475.36	11,406.83	0.00	N/A	06/01/28	--	7,329,462.39	7,318,055.56	10/01/23
41	320491141	MU	Kissimmee	FL	Actual/360	5.101%	30,747.69	0.00	0.00	N/A	08/01/28	--	7,000,000.00	7,000,000.00	11/01/23
42	470110640	MF	Rockville Centre	NY	Actual/360	4.400%	24,329.31	5,583.65	0.00	N/A	09/01/28	--	6,421,224.64	6,415,640.99	11/01/23
43	320491143	RT	Chandler	AZ	Actual/360	4.867%	24,185.95	7,828.21	0.00	N/A	09/01/28	--	5,770,887.15	5,763,058.94	11/01/23
44	470110670	MF	Forest Hills	NY	Actual/360	4.470%	20,524.67	4,542.96	0.00	N/A	09/01/28	--	5,332,237.40	5,327,694.44	11/01/23
45	410945661	SS	Various	NC	Actual/360	4.700%	21,450.28	0.00	0.00	N/A	09/11/28	--	5,300,000.00	5,300,000.00	11/11/23
46	470110570	MF	Jamaica	NY	Actual/360	4.370%	16,088.65	3,767.18	0.00	N/A	08/01/28	--	4,275,421.29	4,271,654.11	11/01/23
47	320491147	RT	Deer Park	TX	Actual/360	5.170%	17,084.81	3,984.67	0.00	N/A	07/01/28	--	3,837,607.19	3,833,622.52	11/01/23
48	470110360	MF	Hewlett	NY	Actual/360	4.310%	11,807.97	5,533.09	0.00	N/A	08/01/28	--	3,181,550.24	3,176,017.15	11/01/23
49	470110300	MF	Yonkers	NY	Actual/360	4.430%	11,466.45	5,117.19	0.00	N/A	08/01/28	--	3,005,840.15	3,000,722.96	11/01/23
50	470110200	MF	Bronx	NY	Actual/360	4.340%	10,724.78	4,937.75	0.00	N/A	09/01/28	--	2,869,719.42	2,864,781.67	11/01/23
51	410946083	SS	Riverdale	UT	Actual/360	4.980%	12,407.84	3,124.56	0.00	N/A	08/11/28	--	2,893,393.52	2,890,268.96	11/11/23
52	470110000	MF	New York	NY	Actual/360	4.340%	9,516.98	4,405.26	0.00	N/A	08/01/28	--	2,546,538.91	2,542,133.65	11/01/23
53	470110050	MF	Rego Park	NY	Actual/360	4.370%	10,160.25	0.00	0.00	N/A	08/01/28	--	2,700,000.00	2,700,000.00	11/01/23
54	470109860	MF	New York	NY	Actual/360	4.310%	9,109.01	4,268.38	0.00	N/A	08/01/28	--	2,454,338.67	2,450,070.29	11/01/23

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
55	300801794	MH	Various	Various	Actual/360	5.591%	11,818.56	3,379.50	0.00	N/A	07/01/28	--	2,454,798.38	2,451,418.88	11/01/23
56	470110460	MF	Bronx	NY	Actual/360	4.420%	8,680.13	3,868.45	0.00	N/A	09/01/28	--	2,280,576.71	2,276,708.26	11/01/23
57	470109780	MF	Belle Harbor	NY	Actual/360	4.450%	9,119.37	2,039.48	0.00	N/A	09/01/28	--	2,379,827.84	2,377,788.36	11/01/23
58	470110130	MF	Bayside	NY	Actual/360	4.350%	6,143.59	2,817.02	0.00	N/A	09/01/28	--	1,640,112.95	1,637,295.93	11/01/23
59	300801822	Various Pittsburgh		PA	Actual/360	5.393%	7,355.82	2,266.94	0.00	N/A	07/01/28	--	1,583,949.79	1,581,682.85	11/01/23
60	470109980	MF	Freeport	NY	Actual/360	4.470%	5,882.52	1,302.04	0.00	N/A	09/01/28	--	1,528,257.47	1,526,955.43	11/01/23
61	470110160	MF	New York	NY	Actual/360	4.420%	4,159.50	1,863.82	0.00	N/A	08/01/28	--	1,092,848.91	1,090,985.09	11/01/23
62	470110480	MF	New York	NY	Actual/360	4.510%	3,719.27	1,607.17	0.00	N/A	08/01/28	--	957,682.66	956,075.49	11/01/23
Totals							4,990,826.02	1,147,781.05	0.00				1,251,639,522.45	1,250,491,741.40
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	20,653,015.00	10,802,417.77	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	142,125,035.00	78,372,260.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,652,080.67	3,906,207.39	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	21,017,974.36	27,447,776.85	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,367,211.58	4,829,402.04	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,091,601.00	2,546,804.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,396,221.47	3,317,329.06	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	29,349,087.01	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	35,087,554.07	17,545,191.63	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,782,596.00	8,243,265.61	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	7,520,027.90	2,965,004.00	01/01/23	06/30/23	06/13/22	0.00	177,064.31	290,346.66	6,814,651.24	393,598.77	0.00
13	4,442,152.64	4,493,592.72	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,516,443.00	1,118,801.30	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,675,542.60	1,835,191.76	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	8,717,195.63	4,937,178.86	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	3,261,018.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	17,386,497.37	8,999,469.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	23,139,533.00	11,569,766.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,104,408.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,110,657.37	1,316,835.24	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,039,247.00	475,895.20	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,449,666.80	1,180,786.49	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	3,312,558.90	2,599,496.64	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	3,065,561.18	3,057,910.25	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,004,636.00	1,001,754.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,913,019.00	1,558,879.11	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,536,156.97	538,526.36	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,696,243.20	1,048,497.59	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,433,991.40	1,099,934.04	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,382,697.00	703,255.43	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,289,812.91	720,789.85	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	456,715.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,325,645.24	1,249,996.76	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	938,639.00	754,218.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	1,357,932.00	1,063,615.98	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	957,762.65	327,579.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	347,819.84	01/01/23	06/30/23	--	0.00	0.00	45,425.49	45,425.49	0.00	0.00
40	777,452.00	244,012.00	01/01/23	06/30/23	--	0.00	0.00	42,850.63	42,850.63	0.00	0.00
41	1,102,957.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	266,152.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	518,396.58	358,449.87	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	257,265.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	870,011.74	683,268.57	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	433,904.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	356,194.00	267,822.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	262,642.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	178,928.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	217,456.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	442,292.18	234,822.55	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	146,795.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	53,890.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	331,085.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	353,284.41	187,623.55	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	21,209.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	62,674.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	138,896.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	162,310.57	94,526.51	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	105,420.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	112,584.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	3,441.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	356,121,273.58	246,656,080.58				0.00	177,064.31	378,622.78	6,902,927.36	393,598.77	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.634179%	4.593412%	54
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.633963%	4.593183%	55
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.633762%	4.592968%	56
08/17/23	0	0.00	0	0.00	1	46,654,707.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.633544%	4.592736%	57
07/17/23	0	0.00	0	0.00	1	46,715,442.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.633324%	4.592504%	58
06/16/23	0	0.00	0	0.00	1	46,783,276.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.633117%	4.592282%	59
05/17/23	0	0.00	0	0.00	1	46,843,381.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.632898%	4.592050%	60
04/17/23	0	0.00	0	0.00	1	46,910,608.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.632692%	4.591830%	61
03/17/23	0	0.00	0	0.00	1	46,970,088.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.632474%	4.591600%	62
02/17/23	0	0.00	0	0.00	1	47,051,595.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.632297%	4.591405%	63
01/18/23	0	0.00	0	0.00	1	47,110,384.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.632081%	4.591177%	64
12/16/22	0	0.00	0	0.00	1	47,168,886.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.631865%	4.590949%	65
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
12	310946337	11/11/21	23	5	290,346.66	6,814,651.24	484,038.97		47,962,517.38	06/04/20	2
39	1853370	10/01/23	0	B	45,425.49	45,425.49	0.00		7,697,351.65
40	300801783	10/01/23	0	B	42,850.63	42,850.63	0.00		7,329,462.38
Totals					378,622.78	6,902,927.36	484,038.97		62,989,331.41
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		46,463,263	0	46,463,263		0
0 - 6 Months		0	0	0		0
7 - 12 Months		4,876,184	4,876,184	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		1,160,548,130	1,160,548,130	0		0
> 60 Months		38,604,164	38,604,164	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-23	1,250,491,741	1,204,028,478	0	0	46,463,263	0
Oct-23	1,251,639,522	1,205,114,586	0	0	46,524,936	0
Sep-23	1,252,845,966	1,206,252,292	0	0	46,593,674	0
Aug-23	1,253,967,131	1,207,312,423	0	0	46,654,708	0
Jul-23	1,255,054,308	1,208,338,865	0	0	46,715,443	0
Jun-23	1,256,190,663	1,209,407,387	0	0	46,783,277	0
May-23	1,257,265,563	1,210,422,181	0	0	46,843,381	0
Apr-23	1,258,393,857	1,211,483,249	0	0	46,910,608	0
Mar-23	1,259,460,472	1,212,490,383	0	0	46,970,089	0
Feb-23	1,260,696,168	1,213,644,573	0	0	47,051,596	0
Jan-23	1,261,754,074	1,214,643,689	0	0	47,110,385	0
Dec-22	1,262,808,016	1,215,639,130	0	0	47,168,886	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	310946337	46,463,263.31	47,962,517.38	64,000,000.00	06/01/22	2,442,409.00	1.39960	06/30/23	09/11/23	297
Totals		46,463,263.31	47,962,517.38	64,000,000.00		2,442,409.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	310946337	LO	HI	06/04/20	2

Receiver was appointed on June 3, 2022. Loan remains in default and litigation is ongoing. Special Servicer continues to pursue a foreclosure strategy. Motion for summary judgment was filed, and after the hearing that occurred on March 6,

2023, the court allowed lender to proceed with a foreclosure sale if the borrower does not pay the loan off within 60 days. A settlement agreement has been executed whereby borrower stipulated to a foreclosure judgment with foreclosure initially set to occur on 7/26/2023 . The foreclosure sale was postponed, but occurred on 8/28/2023 and lender was the winning bidder. Transfer to REO is pending a confirmation hearing with the court which is set to occur in December 2023

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
16	453011912	35,000,000.00	5.17500%	35,000,000.00	5.17500%	8	10/29/20	06/01/20	--
17	453011978	33,806,081.98	4.75500%	33,806,081.98	4.75500%	8	06/03/20	05/01/20	--
17	453011978	0.00	4.75500%	0.00	4.75500%	8	04/21/23	05/01/20	--
18	310945579	28,943,052.90	4.83900%	28,943,052.90	4.83900%	10	07/08/20	06/11/20	08/11/20
18	310945579	0.00	4.83900%	0.00	4.83900%	10	12/29/21	12/29/21	01/11/22
18	310945579	0.00	4.83900%	0.00	4.83900%	10	01/11/22	12/29/21	12/29/21
34	300801781	9,762,471.05	4.93000%	9,762,471.05	4.93000%	10	07/27/20	08/01/20	09/11/20
34	300801781	0.00	4.93000%	0.00	4.93000%	10	09/11/20	08/01/20	07/27/20
Totals		78,568,553.03		78,568,553.03
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	10,015.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	1,581.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	964.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	179.84	0.00	0.00	0.00
Total	0.00	0.00	10,015.78	0.00	2,545.98	0.00	0.00	0.00	179.84	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		12,741.60

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com<http://www.ctslink.com>, specifically under the "Risk Retention" tab for the BANK 2018-BNK14 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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